Schedule of inventories (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Finished goods	R$ 5,211,775	R$ 3,610,585
Work in progress	234,600	192,335
Raw materials	2,614,888	2,046,681
Packaging materials	172,165	92,256
Secondary materials	610,494	531,801
Supplies	219,876	207,033
Imports in transit	162,140	107,829
Other	162,378	94,816
(-) Adjustment to present value	(129,395)	(80,577)
	R$ 9,258,921	R$ 6,802,759